Reverse Recapitalization - Schedule of Common Stock Issued and Outstanding After Merger (Details) - shares	Sep. 24, 2025	Sep. 23, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Common stock, outstanding (in shares)	174,957,000		177,476,000	175,440,000	58,057,000
Reverse recapitalization (in shares)	11,743,000
Legacy Kodiak common stock
Business Combination [Line Items]
Shares converted, recapitalization (in shares)	161,754,000
NRA Shares
Business Combination [Line Items]
Shares converted, recapitalization (in shares)	368,000
Legacy Kodiak Advisor Shares
Business Combination [Line Items]
Shares converted, recapitalization (in shares)	1,092,000
Common Shareholders
Business Combination [Line Items]
Shares issued for acquisition (in shares)	5,493,000
AACT Sponsors
Business Combination [Line Items]
Shares issued for acquisition (in shares)	6,250,000
AACT
Business Combination [Line Items]
Common stock, outstanding (in shares)		49,360,000
Shares repurchased during period (in shares)		(43,867,000)